Equity (Schedule Of Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	2,413,116
Weighted average remaining contractual life of options outstanding	2 years 9 months 22 days
Number of exercisable options outstanding	1,690,616
Weighted average remainging cotractual life of exercisable options	2 years 4 months 21 days
Weighted average exercise price of exercisable options	$ 2.64
Range of exercise price, $0.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 0.03
Range of exercise price of options, high	$ 0.03
Number of options outstanding	614,616
Weighted average remaining contractual life of options outstanding	2 years 5 months 12 days
Weighted average exercise price of options outstanding	$ 0.03
Number of exercisable options outstanding	543,616
Weighted average remainging cotractual life of exercisable options	2 years 3 months 15 days
Weighted average exercise price of exercisable options	$ 0.03
Range of exercise price, $0.99 - $1.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 0.99
Range of exercise price of options, high	$ 1.42
Number of options outstanding	976,500
Weighted average remaining contractual life of options outstanding	2 years 7 months 21 days
Weighted average exercise price of options outstanding	$ 1.09
Number of exercisable options outstanding	725,000
Weighted average remainging cotractual life of exercisable options	2 years 3 months 7 days
Weighted average exercise price of exercisable options	$ 1.07
Range of exercise price, $1.67 - $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 1.67
Range of exercise price of options, high	$ 2.00
Number of options outstanding	336,000
Weighted average remaining contractual life of options outstanding	3 years 9 months 15 days
Weighted average exercise price of options outstanding	$ 1.70
Number of exercisable options outstanding	120,000
Weighted average remainging cotractual life of exercisable options	3 years 4 months 17 days
Weighted average exercise price of exercisable options	$ 1.70
Range of exercise price, $2.08 - $2.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 2.08
Range of exercise price of options, high	$ 2.58
Number of options outstanding	486,000
Weighted average remaining contractual life of options outstanding	2 years 10 months 28 days
Weighted average exercise price of options outstanding	$ 2.37
Number of exercisable options outstanding	302,000
Weighted average remainging cotractual life of exercisable options	2 years 4 months 24 days
Weighted average exercise price of exercisable options	$ 2.40